SHAREHOLDERS’ EQUITY - Schedule of Movement in Treasury Shares (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Number of shares, beginning balance	154,011	3,800
Balance at the beginning of year	$ 3,677	$ 49
Purchases (in shares)	2,635,510	1,476,621
Purchases	$ 61,922	$ 23,153
Cancellations (in shares)	(2,788,114)	(1,326,410)
Cancellation of treasury shares	$ (65,564)	$ (19,525)
Number of shares, ending balance	1,407	154,011
Balance at the end of year	$ 35	$ 3,677